                             MUNDER HEALTHCARE FUND
                         Class A, B, C, K, R & Y Shares

                       Supplement dated November 17, 2003
                      To Prospectus dated October 31, 2003

Under the heading of "Performance," which begins on page 3 of the Prospectus, the table of average annual total returns is amended in its entirety to read as follows:

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-------------------------------------------------------------------------- ------------ ------------ ---------------
                                                                                                         Since
                                                                             1 Year       5 Years     Inception/(1)/
                                                                                %            %             %
-------------------------------------------------------------------------- ------------ ------------ ---------------
Class Y
-------------------------------------------------------------------------- ------------ ------------ ---------------
Return Before Taxes                                                          (37.93)       5.20           6.99
-------------------------------------------------------------------------- ------------ ------------ ---------------
Return After Taxes on Distributions                                          (37.93)       4.97           6.79
-------------------------------------------------------------------------- ------------ ------------ ---------------
Return After Taxes on Distributions and Sale of Fund Shares                  (23.29)       4.22           5.75
-------------------------------------------------------------------------- ------------ ------------ ---------------
MSCI World Index/(2)/ (reflects no deductions of fees, expenses or taxes)    (19.54)      (1.76)          1.03
-------------------------------------------------------------------------- ------------ ------------ ---------------
Russell 2000 Healthcare Index/(2)/ (reflects no deductions of fees,          (37.23)       0.30           1.90
expenses or taxes)
-------------------------------------------------------------------------- ------------ ------------ ---------------
Class A
-------------------------------------------------------------------------- ------------ ------------ ---------------
Return Before Taxes                                                          (41.50)       3.75           3.68
-------------------------------------------------------------------------- ------------ ------------ ---------------
MSCI World Index/(2)/ (reflects no deductions of fees, expenses or taxes)    (19.54)      (1.76)          0.84
-------------------------------------------------------------------------- ------------ ------------ ---------------
Russell 2000 Healthcare Index/(2)/ (reflects no deductions of fees,          (37.23)       0.30           1.06
expenses or taxes)
-------------------------------------------------------------------------- ------------ ------------ ---------------
Class B
-------------------------------------------------------------------------- ------------ ------------ ---------------
Return Before Taxes                                                          (41.64)       3.81           4.18
-------------------------------------------------------------------------- ------------ ------------ ---------------
MSCI World Index/(2)/ (reflects no deductions of fees, expenses or taxes)    (19.54)      (1.76)          0.84
-------------------------------------------------------------------------- ------------ ------------ ---------------
Russell 2000 Healthcare Index/(2)/ (reflects no deductions of fees,          (37.23)       0.30           1.03
expenses or taxes)
-------------------------------------------------------------------------- ------------ ------------ ---------------
Class C
-------------------------------------------------------------------------- ------------ ------------ ---------------
Return Before Taxes                                                          (39.17)       4.14           5.29
-------------------------------------------------------------------------- ------------ ------------ ---------------
MSCI World Index/(2)/ (reflects no deductions of fees, expenses or taxes)    (19.54)      (1.76)          1.03
-------------------------------------------------------------------------- ------------ ------------ ---------------
Russell 2000 Healthcare Index/(2)/ (reflects no deductions of fees,          (37.23)       0.30           1.90
expenses or taxes)
-------------------------------------------------------------------------- ------------ ------------ ---------------
Class K
-------------------------------------------------------------------------- ------------ ------------ ---------------
Return Before Taxes                                                          (38.15)       4.91           8.06
-------------------------------------------------------------------------- ------------ ------------ ---------------
MSCI World Index/(2)/ (reflects no deductions of fees, expenses or taxes)    (19.54)      (1.76)          1.00
-------------------------------------------------------------------------- ------------ ------------ ---------------
Russell 2000 Healthcare Index/(2)/ (reflects no deductions of fees,          (37.23)       0.30           3.54
expenses or taxes)
-------------------------------------------------------------------------- ------------ ------------ ---------------

--------------------
(1) The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/31/96, 2/14/97, 1/31/97, 1/13/97 and 4/1/97, respectively.
     The index returns from inception for the Class Y, Class A, Class B, Class C and Class K shares are as of 1/1/97, 2/1/97, 2/1/97, 1/1/97 and 4/1/97, respectively. No performance information is provided for Class R shares as that class had not yet commenced operations as of the date of this Prospectus.
(2) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that measures the common stock price movement in developed countries. The Russell 2000 Healthcare Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on capitalization of the 3,000 largest U.S. publicly-traded companies) within the healthcare sector.


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPHC1103